Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2013
Stockholders' Equity (Deficit) [Abstract]
Stockholders' Equity (Deficit)
Note 4 – Stockholders’ Equity (Deficit)

Shares Authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is Four Hundred Million (400,000,000) shares of which Two Hundred Million (200,000,000) shares shall be Preferred Stock, par value $0.001 per share, and Two Hundred Million (200,000,000) shares shall be Common Stock, par value $0.001 per share.

Common Stock

On July 19, 2010, upon formation, the Company issued an aggregate of 15,000,000 shares of its common stock to the founders of the Company valued at par or $15,000 as compensation.

On October 24, 2011, the Company sold 4,350,000 shares of common stock at $0.01 per share to thirty nine (39) individuals, or $43,500 in aggregate for cash.

Capital Contribution

During the fiscal year ended October 31, 2011, a significant stockholder of the Company contributed $1,258 to additional paid-in capital.

During the fiscal year ended October 31, 2012, a significant stockholder of the Company contributed $2,500 to additional paid-in capital.

Note 4 – Stockholders’ Equity (Deficit)

Shares Authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is Four Hundred Million (400,000,000) shares of which Two Hundred Million (200,000,000) shares shall be Preferred Stock, par value $0.001 per share, and Two Hundred Million (200,000,000) shares shall be Common Stock, par value $0.001 per share.

8-for-1 Forward Stock Split Authorized by the Board of Directors on January 6, 2014

On January 6, 2014, the board of directors of the Company adopted a resolution by unanimous written consent to effectuate an 8-for-1 (1:8) forward stock split (the “Stock Split”) effective on January 17, 2014.

All shares and per share amounts in the financial statements have been adjusted to give retroactive effect to the Stock Split.

Common Stock

On July 19, 2010, upon formation, the Company issued an aggregate of 120,000,000 shares of its common stock to the founders of the Company valued at $15,000 as compensation.

On October 24, 2011, the Company sold 34,800,000 shares of common stock to thirty nine (39) individuals for $43,500 in aggregate for cash.

Capital Contribution

During the fiscal year ended October 31, 2011, a significant stockholder of the Company contributed $1,258 to additional paid-in capital.

During the fiscal year ended October 31, 2012, a significant stockholder of the Company contributed $2,500 to additional paid-in capital.